Other Non-Current Asset - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule of Investments [Line Items]
Carrying amount for the investments	¥ 4,315,096		¥ 0		$ 661,317
Gross unrecognized holding gain or loss on the investments	0		0
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	83,654	$ 12,821	28,676
Investments In Convertible Bonds Fair Value Disclosure	1,388,916				212,861
Gain recorded on time deposits	66,602	10,207	0	¥ 0
Unrealized Gain Loss On Convertible Bonds	88,928	13,629
Allowance for Credit Losses	6,343		0		972
Limited partnership funds
Schedule of Investments [Line Items]
Carrying amount for the investments	1,135,141		433,649		$ 173,968
Equity Method Investments not Considered as Material	0		0
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	¥ 83,654	$ 12,821	¥ 28,676	¥ 0